GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The gross balance of goodwill was $477.4 million, with accumulated impairment losses of $47.8 million, as of December 31, 2024 and $525.2 million, with accumulated impairment losses of $11.9 million, as of December 31, 2023.
A rollforward of goodwill by reportable segment for the years ended December 31, 2024 and December 31, 2023, was as follows:

	Fresh Fruit	Diversified Fresh Produce - EMEA	Diversified Fresh Produce - Americas & ROW	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$273,275	$135,625	$88,553	$497,453
Additions	—	9,926	—	9,926
Foreign currency and other	—	5,725	208	5,933
Balance as of December 31, 2023	273,275	151,276	88,761	513,312
Acquisitions	—	662	—	662
Disposals	—	—	(35,956)	(35,956)
Impairment charge	—	—	(36,684)	(36,684)
Foreign exchange impact	—	(11,030)	(714)	(11,744)
Balance as of December 31, 2024	$273,275	$140,908	$15,407	$429,590

See Note 4 “Acquisitions and Divestitures” for additional detail on the Progressive Transaction.
Details of Dole’s intangible assets as of December 31, 2024 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,051	—	4,051
Supplier relationships	23,682	(20,172)	3,510
Customer relationships	109,775	(93,219)	16,556
Other	6,686	(5,565)	1,121
	$450,474	$(118,956)	$331,518
Details of Dole’s intangible assets as of December 31, 2023 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,068	—	4,068
Supplier relationships	28,485	(22,315)	6,170
Customer relationships	129,673	(103,118)	26,555
Other	13,426	(8,987)	4,439
	$481,932	$(134,420)	$347,512
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$357,270
Additions	20
Amortization	(10,198)
Foreign exchange impact and other	420
Balance as of December 31, 2023	347,512
Additions	414
Disposals	(8,047)
Amortization	(7,556)
Foreign exchange impact and other	(805)
Balance as of December 31, 2024	$331,518
Amortization expense for definite-lived intangible assets was $7.6 million, $10.2 million and $10.9 million for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively.
As of December 31, 2024, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2025	$5,919
2026	5,401
2027	4,120
2028	3,883
2029	1,505
Thereafter	359
Total	$21,187
Dole evaluates goodwill and other indefinite-lived intangible assets for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would indicate that an impairment may exist. On February 27, 2024, Dole entered into a definitive agreement with PTF Holdings to which Dole agreed to sell its 65.0% stake in the Progressive Produce business to PTF Holdings for gross proceeds of $120.3 million in cash. On March 13, 2024, Dole completed the Progressive Transaction, and the Company concluded that the Progressive Transaction was a triggering event for the Diversified Fresh Produce – Americas & ROW reporting unit. As a result of the sale, $36.0 million of goodwill was allocated to the Progressive Produce business and was included within the carrying amount of the net assets sold. To determine the fair value of the remaining Diversified Fresh Produce – Americas & ROW reporting unit as of March 31, 2024, the Company utilized the income approach to estimate the reporting unit’s projected long-term performance. Level 3 inputs were utilized within the quantitative analysis. Based on the results of the analysis, the Company recorded a goodwill impairment charge of $36.7 million in March 2024.

During fiscal year 2024, the Company performed a quantitative assessment of goodwill and the DOLE brand indefinite-lived intangible asset in conjunction with the annual impairment assessment. As of the October 1, 2024 testing date, two of Dole’s reporting units with allocated goodwill was considered at risk of future impairment. The fair value of the Fresh Fruit and Diversified Fresh Produce – Americas & ROW reporting units were approximately 10% and 8% above their carrying amounts, respectively. The fair value of the Diversified Fresh Produce – EMEA reporting unit and the DOLE brand were sufficiently above their carrying amounts. Unfavorable changes to key assumptions, market conditions, and macroeconomic circumstances could result in future impairment. There was no impairment of goodwill or intangible assets recorded for the years ended December 31, 2023 and December 31, 2022.